OBLIGATION UNDER CAPITAL LEASE	12 Months Ended
Dec. 31, 2014
Leases, Capital [Abstract]
Capital Leases in Financial Statements of Lessee Disclosure [Text Block]

8 — OBLIGATION UNDER CAPITAL LEASE

The future minimum payments for capital leases as at December 31, 2014 are as follows:

2015	$125,500
Total minimum lease payments	125,500
Less amount representing interest	(2,500)
Present value of the net minimum lease payments	123,000
Less obligations under capital lease maturing within one year	(123,000)
Long-term portion of obligations under capital lease	$—
The interest rate on the capital lease agreement is 4% annually.